SHARE-BASED PAYMENT - Share-based Compensation Recognized (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SHARE-BASED PAYMENT
Total stock-based compensation expense	¥ 55,128	¥ 134,709	¥ 62,787
General and Administrative Expenses
SHARE-BASED PAYMENT
Total stock-based compensation expense	40,684	87,857	55,804
Research and Development
SHARE-BASED PAYMENT
Total stock-based compensation expense	11,191	42,167	¥ 6,983
Selling and Marketing Expenses
SHARE-BASED PAYMENT
Total stock-based compensation expense	3,198	4,271
Cost of revenue
SHARE-BASED PAYMENT
Total stock-based compensation expense	¥ 55	¥ 414